Unaudited Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Condensed Statement of Income Captions [Line Items]
Cumulative translation adjustments, net	$ 589	$ (6,255)
Associates and joint ventures [member]
Condensed Statement of Income Captions [Line Items]
Cumulative translation adjustments, net	$ 117	$ (213)